Shareholder Report, Average Annual Return (Details) ITIA_MML Managed Volatility Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	10.37%	6.80%	5.85%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%